Cover - shares	12 Months Ended
	Dec. 31, 2021	Mar. 30, 2022
Entity Listings [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39081
Entity Registrant Name	BioNTech SE
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	An der Goldgrube 12
Entity Address, Postal Zip Code	D-55131
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding		246,807,808
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) amends our Annual Report on Form 20-F for the year ended December 31, 2021, as filed with the U.S. Securities and Exchange Commission on March 30, 2022 (the “Annual Report”) and is being filed solely to include as exhibits the certifications of the Company's Principal Executive Officer and Principal Financial Officer filed as Exhibits 12.1, 12.2, 13.1 and 13.2. These exhibits were not previously filed. Other than as expressly set forth above, this Amendment does not, and does not purport to amend, restate, or update the information contained in the Annual Report, or reflect any events that have occurred after the Annual Report was filed. Among other things, this Amendment does not reflect events occurring or information that has become known to the Company after the date of the Annual Report, or modify or update those disclosures affected by subsequent events. Accordingly, this Amendment should be read in conjunction with the Annual Report and forward-looking statements contained herein should be read in their historical context.
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Central Index Key	0001776985
American Depositary Shares, each Representing one ordinary share
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each Representing one ordinary share
Trading Symbol	BNTX
Security Exchange Name	NASDAQ
Ordinary shares, no par value, with a notional amount attributable to each ordinary share of €1
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value, with a notional amount attributable to each ordinary share of €1*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	An der Goldgrube 12
Entity Address, Postal Zip Code	D-55131
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Contact Personnel Name	Prof. Ugur Sahin, M.D.
City Area Code	+49
Local Phone Number	6131-9084-0
Contact Personnel Fax Number	+49 6131 9084-390
Contact Personnel Email Address	info@biontech.de